Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,447,000
Previously Paid Amount	0.00
Total Fee Amount	2,547.53
Total Offset Amount	0.00
Net Fee	2,547.53
Narrative - Max Aggregate Offering Price	$ 18,447,000
Final Prospectus	true